Liability related to sales of future royalties and sales milestones, net - Schedule of Liability Related to Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability, Future Revenue, Rollforward [Abstract]
Beginning balance	$ 0
Initial liability related to the sale of future royalties and sales milestones, net of issuance costs	45,923
Non-cash interest expense on liability related to sale of future royalties and sales milestones	1,093	$ 0	$ 0
Ending Balance	$ 47,016	$ 0